Significant Accounting Policies (Property) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (6,780)	$ (6,444)
Property plant and equipment, net	3,199	3,301
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	92	97
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,517	1,540
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	50 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 8,370	$ 8,108
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years